NMZ
Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.2% (97.9% of Total Investments)
	Alabama – 2.0% (1.3% of Total Investments)
$182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	3/22 at 100.00	N/R	$2
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	700,000
212	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	148,646
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	2,149,380
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	B-	1,257,030
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	12,585,792
5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BB	5,137,550
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 6.500%, 10/01/38 – AGM Insured (5), (6)	10/23 at 105.00	BB+	1,028,520
250	MidCity Improvement District, Alabama, Special Assessment Revenue Bonds, Series 2022, 4.750%, 11/01/49	11/32 at 100.00	N/R	250,190
2,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	2,099,120
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A:
2,100	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,187,700
1,000	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,086,420
26,509	Total Alabama			28,630,350
	Alaska – 0.1% (0.0% of Total Investments)
695	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50 (6)	6/31 at 100.00	BBB+	766,648
	Arizona – 4.6% (2.9% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	421,680
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	838,704

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$10,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	$9,677,900
10,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	9,612,800
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021C, 6.000%, 7/01/29, 144A	No Opt. Call	N/R	989,110
5,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2, 6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	5,513,250
2,765	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1, 4.150%, 12/01/57, 144A	12/31 at 100.00	N/R	2,649,865
2,590	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group Falcon Properties LLC, Project, Subordinate Series 2022B, 5.750%, 12/15/57, 144A	12/31 at 100.00	N/R	2,501,785
1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	1,127,800
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,037,880
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337, 17.481%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	3,151,890
435	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	423,951
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	1,079,610
3,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A	7/26 at 103.00	N/R	3,210,660
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB-	263,238
400	5.375%, 7/01/46	7/26 at 100.00	BB-	426,568
475	5.500%, 7/01/51	7/26 at 100.00	BB-	505,371
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,110,000
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	2,213,260
350	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	364,494
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	103,876
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	3/22 at 100.00	B-	2,500,200
315	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured	3/22 at 100.00	BBB-	315,365

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,095	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	$1,105,096
7,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A	No Opt. Call	Ba3	10,295,700
2,000	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A, 5.375%, 10/01/56	10/29 at 103.00	N/R	1,576,920
885	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	4/22 at 100.00	N/R	856,892
60,855	Total Arizona			63,873,865
	Arkansas – 0.3% (0.2% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	4,319,080
	California – 17.8% (11.4% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)	10/26 at 100.00	Baa2	21,610,365
5,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	4,657,250
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A	8/31 at 100.00	N/R	1,936,400
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-2, 4.000%, 8/01/51, 144A	8/32 at 100.00	N/R	1,810,320
1,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2, 4.000%, 8/01/46, 144A	8/31 at 100.00	N/R	917,880
3,335	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A	8/32 at 100.00	N/R	2,720,560
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A	8/32 at 100.00	N/R	1,778,500
3,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	2,902,350
1,600	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%, 2/01/50, 144A	8/32 at 100.00	N/R	1,426,592
500	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science & Language Academy Project, Series 2021, 4.000%, 7/01/61, 144A	7/27 at 100.00	N/R	463,585
2,250	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	2,372,467
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Baa2	6,000,749
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Baa2	25,556,094
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	13,817,500

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
$1,000	18.284%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (7)	$1,096,460
250	18.289%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (7)	274,123
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,071,694
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	567,105
2,330	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A, 4.000%, 2/01/51 (UB) (6)	2/32 at 100.00	N/R	2,608,295
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)	7/27 at 100.00	BBB-	8,134,290
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)	6/28 at 100.00	BBB-	22,394,772
2,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,203,200
400	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27 (AMT), 144A (4)	No Opt. Call	N/R	24,000
1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,040,660
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	1,076,160
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A, 4.000%, 6/01/61, 144A	6/31 at 100.00	N/R	956,040
2,000	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not, Academy, Obligated Group, Series 2021A, 4.000%, 6/01/61, 144A	6/27 at 100.00	N/R	1,984,200
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	1,004,230
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB-	880,944
1,000	5.500%, 12/01/54	12/24 at 100.00	BB-	1,106,860
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	7,873,708
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	551,200
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,019,950
1,500	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	2/22 at 100.00	N/R	1,500,000
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/51	9/31 at 100.00	N/R	1,092,030
132	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4), (8)	1/22 at 100.00	N/R	83,869

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,300	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%, 4/01/56, 144A	4/31 at 100.00	N/R	$1,204,476
1,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	904,890
2,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	1,609,600
2,000	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A	12/31 at 100.00	N/R	1,819,180
2,000	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A	2/32 at 100.00	N/R	1,839,520
1,000	CMFA Special Financing Agency VIII, California, Essential Housing Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	778,290
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B, 4.000%, 10/01/46, 144A	10/31 at 100.00	N/R	930,140
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	2,033,620
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57, 144A	2/32 at 100.00	N/R	883,480
2,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%, 2/01/57, 144A	2/32 at 100.00	N/R	2,068,200
5,800	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A	8/31 at 100.00	N/R	4,893,170
6,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	5,576,280
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	930,220
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%, 7/01/58, 144A	7/32 at 100.00	N/R	1,657,460
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%, 3/01/57, 144A	3/32 at 100.00	N/R	1,766,680
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	421,485
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	1,601,480
7,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	7,010,640
3,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A, 3.000%, 9/01/56, 144A	9/31 at 100.00	N/R	2,334,090
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A	6/31 at 100.00	N/R	1,744,220
5,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2, 4.000%, 12/01/58	6/32 at 100.00	N/R	4,768,100

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,145	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B, 4.000%, 12/01/59	6/32 at 100.00	N/R	$1,651,607
3,430	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1, 3.000%, 12/01/49	6/32 at 100.00	N/R	2,782,416
1,750	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47	3/22 at 100.00	N/R	1,752,975
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37	3/22 at 100.00	A+	2,001,580
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46 (UB) (6)	1/31 at 100.00	Baa2	5,526,850
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
900	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB) (6)	6/25 at 100.00	A+ (7)	1,007,937
1,100	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB)	6/25 at 100.00	N/R (7)	1,235,751
2,000	5.000%, 6/01/45 (Pre-refunded 6/01/25) (UB) (6)	6/25 at 100.00	A+ (7)	2,250,320
67,855	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	10,841,872
2,495	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	B- (7)	2,535,120
1,090	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	1,106,448
915	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	928,807
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.578%, 6/01/45, 144A (IF) (6)	6/25 at 100.00	A+	1,290,318
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
820	5.000%, 8/01/25 – AMBAC Insured	3/22 at 100.00	N/R	822,370
1,000	5.000%, 8/01/35 – AMBAC Insured	3/22 at 100.00	N/R	1,001,650
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.250%, 9/01/32	9/23 at 100.00	N/R	409,559
850	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc., Tender Option Bond Trust, 18.779%, 9/01/42, 144A (IF) (6)	9/21 at 100.00	Aa3	858,976
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	3/22 at 100.00	A	1,004,550
650	Ontario, California, Special Tax Bonds, Community Facilities District 53 Tevelde Facilities, Series 2021, 4.000%, 9/01/42	9/28 at 103.00	N/R	719,634
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	19.517%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	1,478,542
2,015	19.300%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	4,661,279

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31, 144A	3/22 at 63.55	N/R	$2,595,861
1,500	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2021, 4.000%, 9/01/51	9/27 at 103.00	N/R	1,630,635
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43	9/23 at 100.00	N/R	1,011,130
1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,172,821
1,500	Three Rivers Levee Improvement Authority, California, Special Tax Revenue Bonds, Community Facilities District 2006-1, Refunding Series 2021A, 4.000%, 9/01/51	9/28 at 103.00	N/R	1,645,590
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 17.990%, 5/15/39, 144A (IF) (6)	5/23 at 100.00	AA	1,502,912
297,552	Total California			248,717,133
	Colorado – 10.6% (6.8% of Total Investments)
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	471,340
885	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37	9/26 at 103.00	N/R	850,742
1,089	Aspen Street Metropolitan District, Broomfield County and City, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3, 5.125%, 12/01/50	6/26 at 103.00	N/R	1,100,837
10,000	Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A, 5.750%, 12/01/51	12/28 at 103.00	N/R	9,567,900
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	512,690
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,610,130
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,059,240
2,000	Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%, 12/01/51	9/26 at 103.00	N/R	1,878,760
1,834	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/39	6/24 at 103.00	N/R	1,961,610
740	Broomfield Village Metropolitan District 2, In the City and County of Broomfield, Colorado, General Obligation Limited Tax and Revenue Bonds,Series 2021A-2, 5.000%, 12/01/49, 144A	12/24 at 103.00	N/R	778,887
3,000	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57	3/22 at 100.00	N/R	2,201,670
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	3/22 at 103.00	N/R	507,775
1,000	Cielo Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50	6/26 at 103.00	N/R	1,022,070

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$600	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41	12/26 at 103.00	N/R	$642,462
615	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28	3/22 at 100.00	BB+	617,165
2,100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	2,135,301
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	104,961
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	103,328
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	588,459
720	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A	12/30 at 100.00	N/R	756,122
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	2,645,750
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	1,023,480
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/32 (UB) (6)	12/22 at 100.00	A+	1,319,734
3,144	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	3,278,846
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	2,097,840
500	Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3, 5.250%, 12/01/51	9/26 at 103.00	N/R	506,385
500	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%, 12/15/36	9/26 at 103.00	N/R	478,140
1,000	Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/38	12/23 at 103.00	N/R	1,068,130
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,046,120
10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	10,722,000
3,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	3,135,150
490	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	517,244
1,030	E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%, 12/01/51	6/26 at 103.00	N/R	1,035,037
1,000	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A, 5.000%, 12/01/51, 144A	6/26 at 103.00	N/R	1,057,080
1,000	Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Series 2021, 4.000%, 12/01/38	9/26 at 103.00	N/R	968,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
$1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	$1,037,910
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	2,121,995
500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	531,195
3,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	2,891,400
500	Glen Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A	12/26 at 103.00	N/R	469,410
	Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021:
500	4.500%, 12/01/41	12/26 at 103.00	N/R	481,535
500	4.750%, 12/01/51	12/26 at 103.00	N/R	477,710
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,066,380
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	2,111,980
810	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	854,971
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36	3/22 at 103.00	N/R	696,154
1,244	5.375%, 12/01/46	3/22 at 103.00	N/R	1,282,850
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,066,170
1,700	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	1,501,695
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	1,071,620
2,550	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	3/22 at 100.00	N/R	2,550,484
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	530,365
500	Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50	9/26 at 103.00	N/R	458,160
500	Larkridge Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	528,050
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	515,430
500	5.000%, 4/15/51	6/26 at 103.00	N/R	508,555

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51	9/26 at 103.00	N/R	$959,100
500	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	3/22 at 103.00	N/R	510,330
500	Mountain Brook Metropolitan District, Longmont, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%, 12/01/51	12/26 at 103.00	N/R	471,830
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)	3/22 at 100.00	N/R	2,000,000
500	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 4.625%, 12/15/51 – AGM Insured	12/26 at 103.00	N/R	481,395
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,085,420
1,535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	1,635,942
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,061,480
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	1,611,150
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,333,350
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	529,280
500	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	535,455
550	Patriot Park Metropolitan District 2, Colorado Springs, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.300%, 12/01/50	12/25 at 103.00	N/R	555,396
500	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41, 144A	3/26 at 103.00	N/R	539,095
500	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A	12/26 at 103.00	N/R	479,490
1,000	Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A	12/28 at 103.00	N/R	945,800
1,000	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	1,096,590
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	536,400
1,000	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/51	10/26 at 102.00	N/R	994,770
2,000	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51	12/26 at 103.00	N/R	1,900,460
1,000	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,080,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$750	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44	6/26 at 103.00	N/R	$703,312
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	529,405
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	529,000
570	Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51	6/26 at 103.00	N/R	593,912
2,000	RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 5.250%, 12/01/51	12/26 at 103.00	N/R	1,890,940
	Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021:
500	3.750%, 12/01/41	9/26 at 103.00	N/R	474,190
2,000	4.000%, 12/01/51	9/26 at 103.00	N/R	1,889,940
1,025	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50	6/26 at 103.00	N/R	1,000,646
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,053,970
2,790	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	3,010,689
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)	3/22 at 100.00	N/R	480,000
685	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 103.00	N/R	679,856
2,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51	3/26 at 103.00	N/R	2,174,000
1,000	Tree Farm Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A	12/26 at 103.00	N/R	973,890
1,000	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,066,630
1,500	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	1,081,005
1,570	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	1,648,594
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,076,220
500	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	537,145
1,100	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,213,531

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado, Special Revenue Bonds, Series 2022, 4.625%, 12/01/28	No Opt. Call	N/R	$982,510
2,000	Westwood Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%, 12/01/51, 144A	9/26 at 103.00	N/R	1,914,180
1,390	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Convertible Capital Appreciation Series 2021A-2, 4.625%, 12/01/51, 144A	9/26 at 97.28	N/R	1,010,766
14,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A	9/26 at 103.00	N/R	13,116,180
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	745,312
1,000	Winsome Metropolitan District No. 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A	9/26 at 103.00	N/R	948,900
830	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40	12/25 at 103.00	N/R	889,312
150,851	Total Colorado			148,682,792
	Connecticut – 0.5% (0.3% of Total Investments)
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42 (WI/DD, Settling 4/05/22)	7/32 at 100.00	BBB+	2,186,900
3,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Obligated Group, Series 2021A, 4.000%, 7/01/51 (UB) (6)	7/31 at 100.00	N/R	3,377,130
500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	516,940
	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021:
110	4.000%, 4/01/41	4/30 at 100.00	N/R	113,162
410	4.000%, 4/01/51	4/30 at 100.00	N/R	417,421
6,020	Total Connecticut			6,611,553
	Delaware – 0.2% (0.1% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	2,762,550
	District of Columbia – 0.3% (0.2% of Total Investments)
65	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	70,348
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	268,015
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	1,956,720
1,800	District of Columbia, Tax Increment Revenue Bonds, Union Market Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A	6/28 at 100.00	N/R	1,415,538
4,115	Total District of Columbia			3,710,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 16.3% (10.4% of Total Investments)
$500	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	$513,305
1,645	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series 2022A, 5.000%, 11/15/61, 144A	11/29 at 103.00	N/R	1,614,206
250	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding Series 2022B, 6.500%, 11/15/33, 144A	No Opt. Call	N/R	249,903
2,000	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A	5/23 at 100.00	N/R	1,978,900
2,245	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	2,289,204
500	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project, Series 2021, 4.000%, 5/01/52, 144A	5/32 at 100.00	N/R	510,530
1,740	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	1,756,060
1,685	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.375%, 5/01/45	5/25 at 100.00	N/R	1,768,290
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,020,130
995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	1,065,705
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33	No Opt. Call	N/R	1,068,452
1,695	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,754,105
1,000	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,014,640
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
285	4.000%, 7/01/41, 144A	7/31 at 100.00	Ba2	303,400
545	4.000%, 7/01/51, 144A	7/31 at 100.00	Ba2	571,138
445	4.000%, 7/01/56, 144A	7/31 at 100.00	Ba2	462,702
1,000	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A	12/28 at 100.00	N/R	1,010,880
2,500	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	2,651,550
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
500	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	473,675
1,000	4.200%, 8/15/56, 144A	8/28 at 100.00	N/R	946,140
1,000	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	945,000
6,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	6,635,160

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,135	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4)	6/28 at 100.00	N/R	$1,442,100
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	889,735
1,000	Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	993,480
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)	4/24 at 103.00	N/R	540,000
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	915,050
955	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45	5/24 at 100.00	N/R	999,369
500	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/53	5/31 at 100.00	N/R	507,240
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A	10/27 at 100.00	N/R	539,105
1,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%, 10/01/51 (AMT), 144A	10/31 at 100.00	N/R	1,027,160
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35, 144A (4), (8)	5/24 at 100.00	N/R	1,054,374
995	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	1,101,634
1,000	Crystal Cay Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,020,900
1,605	Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020, 4.000%, 6/15/40	6/30 at 100.00	N/R	1,656,842
525	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	530,644
700	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33	5/23 at 100.00	N/R	740,187
1,245	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A, 5.000%, 6/15/41, 144A	6/29 at 102.00	N/R	1,324,904
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44	7/24 at 100.00	N/R	1,952,712
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	1,059,680
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57, 144A	1/28 at 101.00	N/R	1,934,720
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	599,533
5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Imagine School at Broward Project, Series 2021A, 4.000%, 12/15/56, 144A (6)	12/29 at 100.00	N/R	5,961,268

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	$907,550
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	692,610
5,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (7)	5,508,400
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	129,932
17,750	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	19,286,262
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
5,590	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/22 at 102.00	N/R	5,670,664
31,170	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/22 at 103.00	N/R	31,663,109
6,485	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/22 at 103.00	N/R	6,578,708
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,890,167
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	2,107,220
1,000	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,016,200
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	2,551,500
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,075,000
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	211,010
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,020,900
1,895	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	1,964,300
200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39	11/29 at 100.00	N/R	207,126
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.750%, 11/01/42	11/22 at 100.00	N/R	1,020,560
265	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds, Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51	5/31 at 100.00	N/R	263,643
500	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds, Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51	5/31 at 100.00	N/R	493,410
610	Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	615,612

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/45	5/25 at 100.00	N/R	$652,913
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.375%, 6/15/37	3/22 at 100.00	BB-	2,003,060
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	638,033
750	Leomas Landing Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	762,150
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,017,870
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	13,620,375
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	803,115
2,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.250%, 11/01/49	11/27 at 100.00	N/R	2,337,869
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	1,878,012
3,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%, 10/01/45 – AGM Insured (AMT) (UB) (6)	10/31 at 100.00	N/R	3,335,940
	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1:
2,000	4.000%, 10/01/46 (AMT) (UB) (6)	10/31 at 100.00	N/R	2,223,600
3,000	4.000%, 10/01/50 (AMT) (UB) (6)	10/31 at 100.00	N/R	3,320,190
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	3/22 at 100.00	N/R	505,727
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	423,788
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	1,020,917
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,025,450
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	645,420
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,242,641
250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding Series 2022, 4.250%, 6/01/56 (WI/DD, Settling 3/03/22)	6/27 at 103.00	N/R	252,935
1,355	Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2021A, 5.000%, 6/01/57, 144A	6/31 at 100.00	N/R	1,545,635
500	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	549,460
3,215	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	3/22 at 100.00	N/R	3,221,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Portico Community Development District, Lee County, Florida, Special Assessment, Improvement Series 2020-2, 4.000%, 5/01/50	5/30 at 100.00	N/R	$511,260
1,245	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021, 3.150%, 5/01/41	5/31 at 100.00	N/R	1,191,042
1,545	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	1,567,248
910	Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	922,613
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016, 6.000%, 11/01/47	11/27 at 100.00	N/R	2,836,575
1,000	Saddle Creek Preserve of Polk County Community Development District, Florida, Special Assessment Bonds, Series 2020, 4.000%, 6/15/50	6/30 at 100.00	N/R	1,034,350
1,000	Saint Johns County Housing Authority, Florida, Multifamily Mortgage Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59 (Mandatory Put 4/01/39), 144A	11/31 at 100.00	N/R	952,810
	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021:
1,000	4.125%, 5/01/41, 144A	5/31 at 100.00	N/R	1,048,960
1,000	4.250%, 5/01/53, 144A	5/31 at 100.00	N/R	1,042,660
610	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A, 4.000%, 6/15/51, 144A	6/31 at 100.00	Ba1	654,323
500	Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	510,175
990	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45	11/25 at 100.00	N/R	1,071,378
1,000	Southern Grove Community Develoment District 5, Port Saint Lucie, Florida, Special Assessment Bonds, Community Infrastructure Series 2021, 4.000%, 5/01/48	5/31 at 100.00	N/R	1,024,040
750	Summit View Community Development District, Dade City, Florida, Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41	No Opt. Call	N/R	720,368
470	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36	No Opt. Call	N/R	461,723
1,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B, 4.625%, 5/01/36, 144A	9/23 at 100.00	N/R	985,470
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	1,537,795
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
120	6.375%, 5/01/22 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	3/22 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	3/22 at 100.00	N/R	28
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40	3/22 at 100.00	N/R	3,751,108
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	3/22 at 100.00	N/R	1,819,162

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	3/22 at 100.00	N/R	$25
1,230	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%, 12/15/40	12/29 at 100.00	N/R	1,295,731
400	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	410,252
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,128,810
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,256,138
1,710	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	1,934,608
3,500	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	3,959,725
500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	518,095
505	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	506,914
1,000	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,012,300
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,256,780
975	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45	11/24 at 100.00	N/R	1,024,286
500	Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	509,210
227,820	Total Florida			227,749,684
	Georgia – 0.3% (0.2% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BB+	998,450
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%, 10/01/43	10/23 at 100.00	N/R	1,960,238
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	1,063,830
3,880	Total Georgia			4,022,518
	Guam – 0.0% (0.0% of Total Investments)
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
160	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	170,992
170	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (7)	184,768
330	Total Guam			355,760
	Idaho – 0.7% (0.5% of Total Investments)
7,400	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A	5/26 at 102.00	N/R	7,121,242

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Tender Option Bond Trust 2016-XG0066, 17.171%, 3/01/47, 144A (IF) (6)	3/22 at 100.00	A-	$507,550
1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A	7/26 at 103.00	N/R	974,320
565	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A., 5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	573,249
1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021, 4.000%, 5/01/56, 144A	11/25 at 100.00	N/R	927,840
10,465	Total Idaho			10,104,201
	Illinois – 21.8% (14.0% of Total Investments)
405	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/22 at 100.00	N/R	398,391
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A-	12,450,396
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,615,440
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46	12/27 at 100.00	BB	2,224,740
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44 (6)	12/25 at 100.00	BB	18,027,220
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	2,406,551
9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A (6)	12/27 at 100.00	BB	12,296,328
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	3,318,540
1,197	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	2/22 at 100.00	N/R	1,196,870
2,125	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	3/22 at 100.00	N/R	2,061,098
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)	1/29 at 100.00	A	5,457,750
30,500	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	35,971,395
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	2,145,480
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38 (6)	1/27 at 100.00	BBB-	11,038,044
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/37	1/25 at 100.00	Ba1	1,107,750
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	145,146
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
3,500	5.000%, 1/01/44 (6)	1/29 at 100.00	BBB-	3,994,970
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB-	8,560,650
8,000	5.500%, 1/01/49 (UB) (6)	1/29 at 100.00	BBB-	9,373,760

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,500	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	$1,662,555
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	3,849,950
	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A:
1,000	5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	990,820
1,000	5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	974,310
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc., Series 2021, 4.000%, 10/01/42, 144A	10/31 at 100.00	BB+	269,080
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
25	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	27,990
495	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	554,202
10,655	4.000%, 2/15/41 (UB)	2/27 at 100.00	Aa2	11,645,276
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	1,014,160
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	5,586,700
2,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B, 6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	2,264,020
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	A1	5,439,700
5,000	Illinois State, General Obligation Bonds, March Series 2021A, 5.000%, 3/01/46	3/31 at 100.00	BBB-	5,901,250
1,715	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45 (6)	5/30 at 100.00	BBB-	2,099,143
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35 (6)	11/26 at 100.00	BBB-	1,134,210
1,000	5.000%, 11/01/37 (6)	11/26 at 100.00	BBB-	1,132,280
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB-	11,511,139
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB-	631,859
5,445	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	5,856,261
4,695	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 0.000%, 12/15/50	No Opt. Call	BB+	1,721,703
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
16,000	4.000%, 6/15/50 (6)	12/29 at 100.00	BB+	17,007,200
45,550	4.000%, 6/15/50 (UB) (6)	12/29 at 100.00	BB+	48,417,372
2,500	5.000%, 6/15/50	12/29 at 100.00	BB+	2,842,025
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BB+	5,336,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$790	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	$807,309
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA-	11,734,857
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	21,067,120
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	2/22 at 100.00	N/R	366,950
275,962	Total Illinois			305,636,160
	Indiana – 0.8% (0.5% of Total Investments)
1,680	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/24	3/22 at 100.00	N/R	1,713,096
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.675%, 4/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	2,015,880
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	1,110,160
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	1,084,380
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	2,030,200
500	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.500%, 8/15/45	3/22 at 100.00	Baa2	501,770
850	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	3/22 at 100.00	N/R	862,232
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,064,690
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4), (8)	No Opt. Call	N/R	443,891
10,405	Total Indiana			10,826,299
	Iowa – 0.2% (0.1% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,043,266
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	2,128,120
3,030	Total Iowa			3,171,386
	Kansas – 0.5% (0.3% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	5,927,489
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,002,820
6,305	Total Kansas			6,930,309
	Kentucky – 4.9% (3.1% of Total Investments)
1,385	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	1,425,968

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
$5,450	5.000%, 6/01/41 (6)	6/27 at 100.00	BBB-	$6,231,585
3,300	5.000%, 6/01/45 (6)	6/27 at 100.00	BBB-	3,762,825
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	BBB-	14,441,266
1,000	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated Group, Series 2021, 5.125%, 7/01/55	7/29 at 102.00	N/R	1,072,080
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB) (6)	7/25 at 100.00	Baa2	12,112,980
9,295	5.000%, 7/01/40 (UB) (6)	7/25 at 100.00	Baa2	10,226,080
16,800	5.000%, 1/01/45 (UB) (6)	7/25 at 100.00	Baa2	18,472,440
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,000,600
61,895	Total Kentucky			68,745,824
	Louisiana – 1.0% (0.7% of Total Investments)
1,965	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	2,039,002
1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51	6/31 at 100.00	N/R	1,012,400
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	510,985
1,405	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A	6/31 at 100.00	N/R	1,448,232
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	506,315
1,845	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,929,741
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project, Series 2021A:
250	5.000%, 6/01/41, 144A	6/31 at 100.00	N/R	261,752
250	5.000%, 6/01/51, 144A	6/31 at 100.00	N/R	257,882
1,515	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	3/22 at 100.00	N/R	1,520,863
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/33 (5)	No Opt. Call	BBB	2,159,240
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33	12/23 at 100.00	N/R	2,231,874
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	20
540	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	691,238
15,880	Total Louisiana			14,569,544

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 0.7% (0.4% of Total Investments)
$1,595	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	CCC	$1,667,828
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	3/22 at 100.00	BB-	3,034,860
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (4)	3/22 at 100.00	N/R	2,400,000
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%, 12/01/31 (4)	3/22 at 100.00	N/R	1,500,000
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,085,980
12,095	Total Maryland			9,688,668
	Massachusetts – 1.2% (0.8% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Springfield College, Green Series 2021A, 4.000%, 6/01/56 (6)	6/30 at 100.00	N/R	1,063,240
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	A	5,916,799
1,200	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51 (AMT)	7/31 at 100.00	BBB	1,118,964
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	5,394,700
2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB) (6)	4/25 at 100.00	AA	3,247,292
15,920	Total Massachusetts			16,740,995
	Michigan – 1.9% (1.2% of Total Investments)
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	3/22 at 100.00	N/R	4,637,950
88	Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	3/22 at 100.00	N/R	87,737
1,945	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%, 5/01/36	5/31 at 100.00	N/R	2,115,946
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Refunding Series 2021, 5.000%, 9/01/40	8/31 at 100.00	BB	1,101,110
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021:
185	4.400%, 4/01/31, 144A	4/28 at 100.00	N/R	178,621
315	4.900%, 4/01/41, 144A	4/28 at 100.00	N/R	298,475
1,235	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,112,821
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,332,312
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,727,520
1,465	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	3/22 at 100.00	N/R	1,467,242

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/22 at 100.00	BBB-	$1,001,960
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	4,952,000
1,000	Summit Academy North, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2021, 4.000%, 11/01/41	11/28 at 103.00	BB	1,043,470
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	3/22 at 100.00	B+	500,385
535	Universal Academy, Michigan, Public School Academy Bonds, Refunding Series 2021, 4.000%, 12/01/31	12/28 at 103.00	BBB-	585,798
120,993	Total Michigan			26,143,347
	Minnesota – 0.9% (0.6% of Total Investments)
2,000	Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up Academy, Series 2021A, 5.000%, 6/15/56	6/29 at 102.00	N/R	1,936,120
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.500%, 7/01/35	7/25 at 100.00	N/R	703,909
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 6.000%, 7/01/45	7/25 at 100.00	B	1,013,140
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	521,514
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	105,617
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	2,137,740
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	1,126,900
1,225	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/51, 144A	6/29 at 102.00	N/R	1,160,099
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	3,027,840
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A:
850	4.000%, 7/01/41	7/28 at 103.00	BB-	905,581
575	4.000%, 7/01/56	7/28 at 103.00	BB-	602,106
12,920	Total Minnesota			13,240,566
	Mississippi – 0.1% (0.0% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	458,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$547	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	3/22 at 100.00	N/R	$542,787
1,047	Total Mississippi			1,000,887
	Missouri – 1.3% (0.8% of Total Investments)
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	670,510
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	2,037,460
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	A+	10,881,600
	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021:
1,000	4.000%, 10/01/34	10/31 at 100.00	N/R	1,028,240
1,000	4.000%, 10/01/44	10/31 at 100.00	N/R	1,005,540
493	North Outer Forty Transportation Development District, Chesterfield, Missouri, Transportation Development Revenue Notes, Refunding Series 2021A, 4.000%, 12/01/46	No Opt. Call	N/R	453,795
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	3/22 at 100.00	N/R	1,100,341
1,351	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/22 at 100.00	N/R	540,400
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 3.300%, 12/31/26 (4)	No Opt. Call	N/R	91,500
18,331	Total Missouri			17,809,386
	Nevada – 1.2% (0.8% of Total Investments)
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,086,400
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	1,944,880
955	Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48	9/28 at 100.00	N/R	1,064,443
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A	10,935,500
555	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	600,244
15,510	Total Nevada			16,631,467
	New Jersey – 5.2% (3.3% of Total Investments)
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB	2,859,425

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB	$5,718,850
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB	10,814,135
4,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	4,216,112
2,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	2,247,918
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/22 at 100.00	BB+	5,216,952
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51 (UB)	7/31 at 100.00	AA-	11,301,900
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB	26,076,800
1,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/50 (6)	12/28 at 100.00	BBB	1,890,490
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,450,536
82,330	Total New Jersey			72,793,118
	New Mexico – 0.4% (0.3% of Total Investments)
315	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	9/22 at 62.55	N/R	162,127
50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	50,948
200	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	203,790
355	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	358,848
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,236,922
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	1,049,815
1,500	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	1,516,215
1,452	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	3/22 at 102.00	N/R	1,466,230
6,102	Total New Mexico			6,044,895
	New York – 11.4% (7.2% of Total Investments)
610	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A, 4.000%, 6/15/41	6/31 at 100.00	N/R	652,785
2,405	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,661,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
$5,000	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	$5,031,200
2,000	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	2,010,940
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,042,700
2,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	2,047,180
1,000	Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series 2021A, 5.000%, 6/15/51, 144A	6/31 at 100.00	N/R	1,132,130
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (6)	3/30 at 100.00	A2	10,089,200
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	230,764
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021E, 3.000%, 3/15/50 (UB) (6)	3/32 at 100.00	N/R	10,021,200
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	1,124,690
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
2,360	4.050%, 2/01/31	2/30 at 100.00	A2	2,354,690
1,000	4.600%, 2/01/51	2/30 at 100.00	A2	1,006,650
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	1,000,520
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43 (UB) (6)	11/30 at 100.00	BBB+	1,182,580
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (6)	11/30 at 100.00	BBB+	1,072,990
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB) (6)	11/26 at 100.00	BBB+	11,231,000
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2, 4.000%, 11/15/43 (UB) (6)	5/31 at 100.00	BBB+	5,441,750
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)	9/26 at 100.00	Aa2	15,072,250
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (4)	3/22 at 100.00	N/R	1,200,000
5,000	5.875%, 10/01/46 (4)	3/22 at 100.00	N/R	4,000,000
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23	3/22 at 100.00	N/R	238,013
7,075	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (6)	8/26 at 100.00	AA-	8,123,020
2,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	2/22 at 100.00	B-	2,025,500

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	$1,075,510
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,546,303
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	6,528,600
15,335	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Refunding Green Series 2021A, 3.000%, 11/15/51 (UB) (6)	11/31 at 100.00	A-	15,028,300
4,985	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,334,548
10,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	2/22 at 100.00	B-	10,100,900
3,070	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	3,719,827
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2021, 3.000%, 8/01/31 (AMT)	No Opt. Call	B	1,042,890
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 4/15/57 (UB) (6)	4/27 at 100.00	A+	3,756,382
385	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	3/22 at 100.00	N/R	388,831
855	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66	6/31 at 27.72	N/R	143,922
	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A:
5,000	4.500%, 7/01/56, 144A	7/27 at 104.00	N/R	5,015,050
1,750	5.000%, 7/01/56, 144A	7/27 at 104.00	N/R	1,835,645
9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)	11/25 at 100.00	BBB-	11,107,561
250	Western Regional Off-Track Betting Corporation, New York, Tax Exempt Revenue Bonds, Additional Secured General Obligation Series 2021, 4.125%, 12/01/41, 144A	6/31 at 100.00	N/R	242,885
152,775	Total New York			158,859,918
	North Dakota – 0.4% (0.2% of Total Investments)
4,000	University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A, 3.000%, 6/01/61 – AGM Insured (UB) (6)	6/30 at 100.00	N/R	3,890,560
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	1,080,000
6,000	Total North Dakota			4,970,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 7.5% (4.8% of Total Investments)
$87,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	$13,668,257
39,705	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55 (6)	6/30 at 100.00	N/R	43,673,118
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	5,560,391
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	1,506,465
250	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds, Flats East Bank Project, Refunding Senior Series 2021A, 4.000%, 12/01/55, 144A	12/29 at 100.00	BB	255,387
100	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds, Flats East Bank Project, Refunding Subordinate Series 2021B, 4.500%, 12/01/55	12/29 at 100.00	N/R	103,328
2,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	2,134,960
340	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	342,445
1,000	Jefferson County Port Authority, Ohio, Economic Develoepment Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51 (AMT)	12/31 at 100.00	Ba2	965,730
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	12,023,114
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	3,500
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	3,674,994
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	456
1,300	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	1,275,053
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	5,937
1,000	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	1,162,820
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	3,856
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	3,750
255	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	319
1,015	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	1,269
2,725	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	3,406

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	$3,024,300
1,000	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A	12/28 at 100.00	N/R	975,570
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	989,910
8,500	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	9,559,525
2,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/25 (AMT), 144A	12/24 at 105.00	N/R	2,230,080
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	2,132,680
189,735	Total Ohio			105,280,620
	Oklahoma – 1.4% (0.9% of Total Investments)
1,000	Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021, 4.375%, 12/01/41, 144A	12/31 at 100.00	N/R	924,730
495	Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%, 12/01/43, 144A	12/31 at 100.00	N/R	453,950
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	15,730,950
2,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	2,726,698
19,095	Total Oklahoma			19,836,328
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Series 2020A:
1,750	0.000%, 6/15/49	6/30 at 57.54	Aa1	717,115
2,000	0.000%, 6/15/50	6/30 at 55.67	Aa1	789,080
3,750	Total Oregon			1,506,195
	Pennsylvania – 1.9% (1.2% of Total Investments)
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,179,793
1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,434,988
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,125
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	3,394

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	$499,670
290	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	312,336
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	1,099,570
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	1,786,905
1,245	Lehigh County General Purpose Authority, 4.000%, 11/01/51 (UB) (6)	11/31 at 100.00	A-	1,396,093
675	Lehigh County Industrial Development Authority, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A, 4.000%, 5/01/31	5/30 at 100.00	BB	725,342
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,812,725
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	1,812,725
3,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31	No Opt. Call	N/R	2,945,340
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	6
6,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC	4,882,363
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	1,051,740
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
975	4.875%, 12/15/35, 144A	12/27 at 100.00	N/R	1,021,264
1,000	5.125%, 12/15/44, 144A	12/27 at 100.00	N/R	1,043,920
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	2,662,250
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36	7/22 at 100.00	Ba1	519,904
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	182,390
31,915	Total Pennsylvania			26,375,843

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico – 10.5% (6.7% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$4,870	5.125%, 7/01/37	7/22 at 100.00	CCC	$4,958,634
1,000	5.250%, 7/01/42	7/22 at 100.00	CCC	1,018,720
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,043,460
8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	3/22 at 100.00	D	8,808,281
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
4,835	3.957%, 7/01/42 (4)	7/22 at 100.00	D	4,992,137
185	3.961%, 7/01/42 (4)	7/22 at 100.00	D	191,013
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/22 (4)	No Opt. Call	N/R	2,075,000
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/37 (4)	3/22 at 100.00	D	1,058,312
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	3.978%, 7/01/22 (4)	3/22 at 100.00	D	5,896,262
1,186	3.978%, 7/01/28 (4)	3/22 at 100.00	D	1,228,992
890	3.978%, 7/01/29 (4)	3/22 at 100.00	D	922,263
658	3.978%, 7/01/31 (4)	3/22 at 100.00	D	681,853
405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 3.957%, 7/01/28 (4)	3/22 at 100.00	D	418,163
1,350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40 (4)	3/22 at 100.00	D	1,398,937
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
4,000	3.978%, 7/01/22 (4)	6/21 at 100.00	N/R	4,135,000
3,000	3.978%, 7/01/25 (4)	3/22 at 100.00	D	3,108,750
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.102%, 7/01/36 (4)	7/23 at 100.00	D	1,060,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360	3.988%, 7/01/22 (4)	3/22 at 100.00	D	373,500
710	3.988%, 7/01/23 (4)	3/22 at 100.00	D	736,625
375	3.978%, 7/01/33 (4)	3/22 at 100.00	D	388,594
5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)	3/22 at 100.00	D	5,610,000
5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	N/R	5,090,050
5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42 (4)	7/22 at 100.00	N/R	5,162,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$108,137	0.000%, 7/01/46	7/28 at 41.38	N/R	$35,244,011
101,600	0.000%, 7/01/51	7/28 at 30.01	N/R	23,926,800
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,100,100
5,000	5.000%, 7/01/58	7/28 at 100.00	N/R	5,570,100
1,050	Puerto Rico, General Obligation Bonds, Public Improvement Series 2001, 2.140%, 7/01/31 (4)	3/22 at 100.00	N/R	1,056,563
6,600	Puerto Rico, General Obligation Bonds, Series 2005A, 2.140%, 7/01/29 (4)	3/22 at 100.00	N/R	6,657,750
12,500	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (4)	3/22 at 100.00	N/R	11,281,250
295,551	Total Puerto Rico			146,193,620
	Rhode Island – 0.2% (0.1% of Total Investments)
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/22 at 16.68	CCC-	3,104,383
	South Carolina – 2.5% (1.6% of Total Investments)
640	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021, 4.000%, 5/01/52, 144A	5/29 at 100.00	N/R	598,394
	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Capital Appreciation Series 2007-A&B:
8,065	0.000%, 11/01/39	5/22 at 26.43	N/R	1,991,248
8,310	0.000%, 11/01/39	5/22 at 26.43	N/R	2,051,739
5,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	5,768,150
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	416,420
970	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/26 at 100.00	N/R	1,115,985
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	1,003,720
4,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	4,606,405
750	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series 2021A, 8.750%, 7/01/25	2/22 at 100.00	N/R	764,692
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	3,473,940
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	12,960,017
43,965	Total South Carolina			34,750,710
	South Dakota – 0.1% (0.0% of Total Investments)
1,125	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/56	8/31 at 100.00	BBB-	1,193,355

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 2.1% (1.3% of Total Investments)
$1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	$874,500
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
11,095	5.000%, 7/01/40 (UB)	7/26 at 100.00	A3	12,707,215
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	5,965,373
150	Metropolitan Government of Nashville-Davidson County Industrial Development Board, Tennessee, Special Assessment Revenue Bonds, South Nashville Central Business Improvement District, Series 2021A, 4.000%, 6/01/51, 144A	6/31 at 100.00	N/R	149,223
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	1,350,000
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,006,273
900	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	3/22 at 100.00	N/R	759,852
29,409	Total Tennessee			28,812,436
	Texas – 6.2% (4.0% of Total Investments)
1,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50	10/31 at 100.00	BBB-	1,110,340
2,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A	10/31 at 100.00	N/R	2,107,160
1,000	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41, 144A	9/31 at 100.00	N/R	935,400
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51	6/26 at 100.00	N/R	1,034,000
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2021A, 4.500%, 2/15/56	2/30 at 100.00	N/R	971,970
1,000	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%, 10/01/50	10/31 at 100.00	BBB-	1,051,110
300	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021, 5.250%, 9/01/51, 144A	9/31 at 100.00	N/R	294,366
500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49, 144A	9/29 at 100.00	N/R	518,715
995	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 7.000%, 9/01/40	9/22 at 103.00	N/R	1,033,029
500	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021, 4.500%, 9/01/51, 144A	9/31 at 100.00	N/R	478,900
1,765	Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021, 3.000%, 8/15/51	8/26 at 100.00	N/R	1,579,004
675	Conroe Local Government Corporation, Texas, Hotel Revenue and Contract Revenue Bonds, Subordinate Third Lien Series 2021C, 4.000%, 10/01/50	10/31 at 100.00	A2	739,834

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021, 4.500%, 9/15/51, 144A	9/31 at 100.00	N/R	$1,003,050
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (Pre-refunded 12/01/25) (UB) (6)	12/25 at 100.00	Aa2 (7)	4,750,807
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
340	6.625%, 9/01/31 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	367,370
1,000	6.375%, 9/01/42 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	1,083,000
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	172,785
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38 (6)	11/22 at 100.00	Baa2	1,537,230
1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	3/22 at 100.00	B3	1,001,250
1,450	Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021, 3.000%, 4/01/48	4/29 at 100.00	N/R	1,322,269
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	132,005
740	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	3/22 at 100.00	N/R	741,095
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	3/22 at 100.00	B	1,005,940
1,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41 (AMT)	7/29 at 100.00	B-	1,062,493
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	3,125,610
500	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Durango Farms Public Improvement Project Series 2021, 4.000%, 9/01/56, 144A	9/29 at 100.00	N/R	478,315
500	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%, 9/01/56, 144A	9/29 at 100.00	N/R	482,715
2,985	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	3,078,580
1,000	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 2 Project, Series 2018, 4.000%, 9/01/51, 144A	9/31 at 100.00	N/R	984,610
1,000	Kaufman County Fresh Water Supply District 1-D, Texas, General Obligation Road Bonds, Series 2021, 3.000%, 9/01/46	9/26 at 100.00	N/R	900,280
500	Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1 Phase 1A-1B Project, Series 2021, 4.000%, 9/15/50, 144A	9/31 at 100.00	N/R	485,035
4,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital Appreciation Series 2021A-2, 5.000%, 12/01/51	6/26 at 100.67	N/R	3,319,360

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%, 12/15/51	6/26 at 103.00	N/R	$965,480
1,435	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021, 4.000%, 9/15/51, 144A	9/31 at 100.00	N/R	1,415,312
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021:
900	4.125%, 9/15/41, 144A	9/31 at 100.00	N/R	867,087
1,500	4.375%, 9/15/51, 144A	9/31 at 100.00	N/R	1,425,855
1,170	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,254,895
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	324,348
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	540,530
1,965	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)	1/26 at 102.00	N/R	50,442
1,125	Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021, 3.000%, 9/01/46	9/27 at 100.00	N/R	1,041,739
12,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1, 5.500%, 1/01/57	1/28 at 103.00	N/R	11,762,040
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,083,210
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,146,880
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,083,210
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	5.000%, 7/01/35	7/25 at 100.00	CCC	1,075,000
2,445	5.000%, 7/01/47	7/25 at 100.00	CCC	2,102,700
250	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, TLC Academy, Series 2021A, 4.000%, 8/15/56	8/28 at 100.00	BB	257,243
500	North Parkway Municipal Management District 1, Celina, Texas, Special Assessment Revenue Bonds, Major Improvements Project, Series 2021, 5.000%, 9/15/51, 144A	9/31 at 100.00	N/R	541,235
1,070	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%, 9/01/50, 144A	9/30 at 100.00	N/R	1,078,485
2,000	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek East Public Improvement District Project, Series 2021, 4.375%, 9/15/51, 144A	9/31 at 100.00	N/R	1,941,680
1,000	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek West Public Improvement District Project, Series 2021, 4.000%, 9/15/51, 144A	9/31 at 100.00	N/R	1,004,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A	3/22 at 103.00	N/R	$444,448
4,000	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 3.000%, 1/01/50 (AMT), 144A	7/23 at 103.00	N/R	3,409,120
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2021:
1,500	4.000%, 6/01/46 (AMT)	6/31 at 100.00	A+	1,631,580
1,500	4.000%, 6/01/51 (AMT)	6/31 at 100.00	A+	1,624,635
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	216,472
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	202,479
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%, 12/15/32 (4)	3/22 at 100.00	N/R	1,250,000
160	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 5.750%, 9/15/36	3/24 at 102.00	N/R	164,347
3,930	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48 (UB)	9/27 at 100.00	AA+	4,155,975
2,014	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St. James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	2,131,924
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,717,566
89,722	Total Texas			86,798,264
	Utah – 0.4% (0.3% of Total Investments)
	Black Desert Public Infrastructure District, Limited Tax General Obligation Bonds, Series 2021A:
500	3.750%, 3/01/41, 144A	9/26 at 103.00	N/R	490,720
2,000	4.000%, 3/01/51, 144A	9/26 at 103.00	N/R	1,961,740
1,000	Black Desert Public Infrastructure District, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A	9/26 at 103.00	N/R	957,020
500	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A	9/26 at 103.00	N/R	468,930
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,022,170
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,125,440
6,000	Total Utah			6,026,020
	Vermont – 0.3% (0.2% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A3	3,838,770

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.9% (0.6% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
$1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	$1,002,300
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,941,650
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	3/22 at 100.00	Caa3	1,009,440
3,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A	No Opt. Call	N/R	2,895,990
3,270	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	3,275,466
13,270	Total Virgin Islands			13,124,846
	Virginia – 2.6% (1.7% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22 (4)	No Opt. Call	N/R	457,200
2,845	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A	3/31 at 100.00	N/R	2,946,936
15,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	16,896,450
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/22 at 100.00	B-	1,007,340
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	7,360,150
7,535	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)	No Opt. Call	N/R	8,156,920
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing, OPCO LLC Project, Senior Lien Series 2012:
80	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	81,683
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	132,397
34,352	Total Virginia			37,039,076
	Washington – 2.0% (1.3% of Total Investments)
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	1,091,470
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)	3/22 at 100.00	N/R	1,001,050
1,300	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,355,705
2,500	Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow Apartments Project, Series 2021, 2.500%, 6/01/54 (6)	6/31 at 100.00	AA	2,246,650
195	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	2/22 at 100.00	N/R	195,217
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	1,992,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$545	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	$354,250
1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	1,017,250
1,000	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 12.000%, 1/01/33 (AMT), 144A (4)	No Opt. Call	N/R	774,480
255	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 14.250%, 1/01/27, 144A (4)	No Opt. Call	N/R	191,344
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 4.000%, 8/15/42 (UB)	8/27 at 100.00	BBB-	7,849,550
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (6)	10/29 at 100.00	A2	8,655,603
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.750%, 10/01/47 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (7)	1,039,550
29,280	Total Washington			27,764,369
	West Virginia – 0.4% (0.3% of Total Investments)
1,322	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	1,345,611
1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	1,259,820
1,000	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	1,079,080
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	1,003,970
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)	1/25 at 100.00	B	1,040,220
5,447	Total West Virginia			5,728,701
	Wisconsin – 6.5% (4.2% of Total Investments)
2,500	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable Natural Gas Production Plant Project, Series 2021A, 5.500%, 12/01/32 (AMT), 144A	12/26 at 100.00	N/R	2,422,500
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	2,026,600
255	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51, 144A	6/29 at 100.00	N/R	257,173
850	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/51, 144A	6/27 at 100.00	N/R	868,802
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	161,571

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/51, 144A	6/29 at 100.00	N/R	$1,061,630
4,985	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,875,430
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 103.00	N/R	516,190
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
13	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	370
11	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	317
11	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	303
10	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	280
10	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	269
13	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	334
13	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	322
13	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	301
12	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	287
12	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	274
632	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	448,046
14	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	294
13	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	279
13	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	265
13	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	250
12	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	239
12	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	225
12	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	215
12	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	205
11	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	195
12	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	199
148	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	2,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$24	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$742
24	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	699
24	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	678
23	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	655
23	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	617
25	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	660
652	3.750%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	397,993
25	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	627
25	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	603
25	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	579
24	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	556
24	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	536
24	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	516
23	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	494
23	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	479
23	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	458
23	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	437
23	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	421
22	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	404
22	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	392
22	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	375
22	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	350
281	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	4,225
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	5,258,642
1,500	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A, 6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,557,915
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/28 at 100.00	N/R	1,022,240
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,060,060
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	868,180
1,550	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A	8/28 at 100.00	N/R	1,578,365
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	342,474
1,275	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 4.000%, 12/01/41	12/31 at 100.00	BB+	1,437,358

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
$1,665	6.250%, 8/01/27, 144A	No Opt. Call	N/R	$1,741,990
1,000	6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,033,950
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,132,280
17,335	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	18,606,349
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	285,376
3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	3,088,155
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	500,330
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
2,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	2,286,208
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	4,286,287
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	1,178,042
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	1,058,940
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A:
1,000	5.000%, 6/01/37 (WI/DD, Settling 3/03/23)	6/28 at 103.00	N/R	1,038,940
4,000	5.000%, 6/01/52 (WI/DD, Settling 3/03/23)	6/28 at 103.00	N/R	4,018,440
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021:
1,200	4.000%, 7/01/41 (AMT)	7/31 at 100.00	N/R	1,205,724
2,485	4.250%, 7/01/54 (AMT)	7/31 at 100.00	N/R	2,505,824
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	1,065,060
2,500	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-Moorhead Metropolitan Area Flood Risk Management P3 Project, Green Series 2021, 4.000%, 3/31/56 (AMT)	9/31 at 100.00	Baa3	2,643,650
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	615,000
2,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,230,000
3,500	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,152,500
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	45,647
815	Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy Charter School, Series 2021, 5.000%, 10/15/56, 144A	10/31 at 100.00	N/R	873,183

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,000	Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding Senior Series 2021, 5.000%, 9/30/41, 144A	9/28 at 100.00	N/R	$941,440
10,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 12.350%, 12/15/45 – AGM Insured (UB) (6)	12/30 at 56.77	A1	4,277,700
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
1,400	4.000%, 11/15/46 (Pre-refunded 5/15/26) (UB) (6)	5/26 at 100.00	N/R (7)	1,553,006
3,600	4.000%, 11/15/46 (UB)	5/26 at 100.00	AA+	3,931,596
98,929	Total Wisconsin			91,479,932
$2,526,297	Total Municipal Bonds (cost $2,071,812,343)			2,142,963,552

Shares	Description (1)	Value
	COMMON STOCKS – 2.9% (1.8% of Total Investments)
	Airlines – 0.3% (0.2% of Total Investments)
227,514	American Airlines Group Inc (9), (10)	$3,747,156
	Electric Utilities – 2.6% (1.6% of Total Investments)
750,823	Energy Harbor Corp (10), (11), (12)	36,508,768
	Total Common Stocks (cost $27,440,408)	40,255,924

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.4% (0.3% of Total Investments)
	Consumer Discretionary – 0.0% (0.0% of Total Investments)
$55	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	$54,613
	Materials – 0.4% (0.3% of Total Investments)
5,000	United States Steel Corp	6.650%	6/01/37	B1	5,208,450
	Real Estate – 0.0% (0.0% of Total Investments)
300	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	128,070
3,170	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	32
3,470	Total Real Estate				128,102
$8,525	Total Corporate Bonds (cost $8,452,308)				5,391,165
	Total Long-Term Investments (cost $2,107,705,059)				2,188,610,641
	Floating Rate Obligations – (34.4)%				(481,696,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (18.3)% (13)				(256,583,242)
	Reverse Repurchase Agreements, including accrued interest – (5.3)% (14)				(74,342,055)
	Other Assets Less Liabilities – 1.5%				22,803,199
	Net Assets Applicable to Common Shares – 100%				$1,398,792,543

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,141,330,976	$1,632,576	$2,142,963,552
Common Stocks	3,747,156	36,508,768	—	40,255,924
Corporate Bonds	—	5,263,063	128,102	5,391,165
Total	$3,747,156	$2,183,102,807	$1,760,678	$2,188,610,641

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $103,992,089 have been pledged as collateral for reverse repurchase agreements.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(12)	For fair value measurement disclosure purposes, investment classified as Level 2.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 11.7%.
(14)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 3.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.